Financial risk management - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Jun. 15, 2018 EUR (€)	Jun. 15, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 20, 2017 EUR (€)	Dec. 20, 2017 USD ($)	May 03, 2017 EUR (€)	May 03, 2017 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial Assets (Financial Liabilities) At Fair Value Through Other Comprehensive Income	€ 7,900,000		€ (51,000,000)
Financial Assets (Liabilities), Net	(1,872,000,000)		(1,585,700,000)
Financial liabilities at amortised cost	2,310,100,000		1,851,100,000
Financial assets at fair value through profit or loss	30,600,000
Gross amount of financial instruments as presented upon balance sheet	49,100,000		20,700,000
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	29,800,000		20,700,000
Gains (losses) on hedges of net investments in foreign operations, net of tax	3,400,000		8,100,000	€ 35,400,000
Gain (loss) on hedge ineffectiveness	€ 300,000
Cross currency interest rate swap where hedge accounting not applied	14.70%	14.70%
Financial assets at amortised cost	€ 395,300,000
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	19,300,000		0
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	36,900,000		69,200,000
Related financial instruments that are offset	29,800,000		20,700,000
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	7,100,000		48,500,000
Derivatives at fair value through profit or loss	€ 4,300,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 5,700,000		€ 5,100,000
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Line of credit facility, maximum borrowing capacity	€ 80,000,000
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility | $					$ 16,800,000
Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent	1.30%	1.30%	3.90%
US dollar | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent	4.50%	4.50%	13.90%
Swedish Krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent	4.10%	4.10%	2.70%
Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on interest charge	€ 500,000
Interest rate swap contract [member] | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on interest charge	€ 2,500,000		€ 2,200,000
Cross currency interest rate swap | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on interest charge	€ 100,000		100,000
Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives	€ 0		0	€ 1,000,000
Foreign exchange forward contract | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 1,200,000		700,000
Foreign exchange forward contract | US dollar | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 2,300,000		2,400,000
Foreign exchange forward contract | Swedish Krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 1,300,000		€ 700,000
Derivative financial instruments | Cross currency interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 312,900,000
Derivative financial instruments | Foreign exchange forward contract | US dollar | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	85.20%		70.00%		85.20%	85.20%			70.00%	70.00%
Financial asset	€ 10,600,000		€ 6,500,000
Derivative financial instruments | Foreign exchange forward contract | Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	70.00%		68.00%		70.00%	70.00%			68.00%	68.00%
Financial asset	€ 1,100,000		€ 1,500,000
Cross currency interest rate swap | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent			1.00%	1.00%
Hedges of net investment in foreign operations [member] | Cross currency interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) on hedge ineffectiveness			€ 0
Hedges of net investment in foreign operations [member] | Cross currency interest rate swap | Pound Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	85.30%		82.80%		85.30%	85.30%			82.80%	82.80%
Hedges of net investment in foreign operations [member] | Cross currency interest rate swap | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic, concentration percentage			93.00%						93.00%	93.00%
Gains (losses) on hedges of net investments in foreign operations, net of tax	€ 3,400,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%	1.00%
Hedges of net investment in foreign operations [member] | Loans and Borrowings | Pound Sterling | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic, concentration percentage	103.00%				103.00%	103.00%
Gain on retranslation of loans			€ 12,400,000
Hedges of net investment in foreign operations [member] | Derivative financial instruments | Cross currency interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of cross currency interest rate swaps	€ 21,600,000		€ 15,300,000
Notional amount | £						£ 224.7
maturity date	May 15, 2022	May 15, 2022	May 15, 2022
Change in fair value of outstanding hedging instruments	€ 3,700,000		€ 12,400,000
Change in value of hedged item	€ (3,400,000)		€ (12,400,000)
Average rate of hedging instrument	119.00%		120.00%		119.00%	119.00%			120.00%	120.00%
Cash flow hedges [member] | Foreign Exchange Forward And Currency Swap Contract [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives	€ 1,000,000		€ 3,500,000	€ 4,300,000
Cash flow hedges [member] | Derivative financial instruments | Cross currency interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of cross currency interest rate swaps	(25,600,000)		€ (61,300,000)
Notional amount	€ 0					£ 263.4
maturity date	May 15, 2022	May 15, 2022	May 15, 2022
Change in fair value of outstanding hedging instruments	€ 35,600,000		€ (61,300,000)
Change in value of hedged item	€ (35,600,000)		€ 61,300,000
Average rate of hedging instrument	111.00%		107.00%		111.00%	111.00%			107.00%	107.00%
Currency swap contract [member] | Foreign Exchange Forward And Currency Swap Contract [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives	€ 400,000		€ 3,900,000	€ 0
Senior USD Debt [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | $					$ 953,400,000			$ 953,400,000.0	$ 610,000,000			$ 610,000,000.0		$ 610,000,000.0
Increase in debt | $		$ 343,400,000
Pound Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | £						£ 224.7				£ 187.6
2024 fixed rate senior secured notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount													€ 400,000,000.0
Interest rate													3.25%	3.25%
Senior EURO Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount							€ 558,000,000				€ 500,000,000.0		€ 500,000,000.0
Bottom of range | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate	0.00%				0.00%	0.00%
EUR/USD [Domain] | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of cross currency interest rate swaps	€ 8,400,000		(5,000,000)
Notional amount	224,900,000		134,500,000
Change in fair value of outstanding hedging instruments	€ 14,100,000		€ (15,600,000)
Average rate of hedging instrument	120.00%		116.00%		120.00%	120.00%			116.00%	116.00%
GBP/USD [Domain] [Domain] | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of cross currency interest rate swaps	€ 2,000,000		€ (1,500,000)
Notional amount	47,200,000		52,300,000
Change in fair value of outstanding hedging instruments	€ 4,500,000		€ (3,700,000)
Average rate of hedging instrument	134.00%		132.00%		134.00%	134.00%			132.00%	132.00%
GBP/EUR [Domain] | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of cross currency interest rate swaps	€ 1,400,000		€ (100,000)
Notional amount	97,400,000		46,300,000
Change in fair value of outstanding hedging instruments	€ 1,900,000		€ (3,900,000)
Average rate of hedging instrument	112.00%		112.00%		112.00%	112.00%			112.00%	112.00%
SEKEUR [Domain] | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of cross currency interest rate swaps	€ (600,000)		€ 1,300,000
Notional amount	65,600,000		65,900,000
Change in fair value of outstanding hedging instruments	€ 1,500,000		€ 2,600,000
Average rate of hedging instrument	10.00%		10.00%		10.00%	10.00%			10.00%	10.00%
Other currencies [Domain] | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of cross currency interest rate swaps	€ 500,000		€ 300,000
Notional amount	38,500,000		29,800,000
Change in fair value of outstanding hedging instruments	€ 800,000		€ (200,000)
Average rate of hedging instrument	0.00%		0.00%		0.00%	0.00%			0.00%	0.00%
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets at fair value through profit or loss	€ 30,600,000		€ 0
Financial asset	327,600,000		219,200,000
Financial assets at fair value through other comprehensive income	0		0
Financial assets at amortised cost	297,000,000
Derivatives at fair value through profit or loss	0
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets at fair value through profit or loss	0		0
Financial asset	98,300,000		94,700,000
Financial assets at fair value through other comprehensive income	0		0
Financial assets at amortised cost	98,300,000
Derivatives at fair value through profit or loss	0
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets at fair value through profit or loss	0		3,200,000
Financial asset	49,100,000		20,700,000
Financial assets at fair value through other comprehensive income	44,500,000		17,500,000
Financial assets at amortised cost	0
Derivatives at fair value through profit or loss	4,600,000
Loans and Borrowings Excluding Deferred Borrowing Costs [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities at amortised cost	1,775,200,000		1,409,500,000
Financial liabilities	1,775,200,000		1,409,500,000
Financial Liabilities At Fair Value Through Other Comprehensive Income	0		0
Financial assets at fair value through profit or loss	0
Financial assets at amortised cost	0
Derivatives at fair value through profit or loss	0
Trade and other payables excluding non-financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities at amortised cost	534,900,000		441,600,000
Financial liabilities	534,900,000		441,600,000
Financial Liabilities At Fair Value Through Other Comprehensive Income	0		0
Financial assets at fair value through profit or loss	0
Financial assets at amortised cost	0
Derivatives at fair value through profit or loss	0
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities at amortised cost	0		0
Financial liabilities	36,900,000		69,200,000
Financial Liabilities At Fair Value Through Other Comprehensive Income	36,600,000		€ 68,500,000
Financial assets at fair value through profit or loss	0
Financial assets at amortised cost	0
Derivatives at fair value through profit or loss	€ 300,000